Deferred Revenue	12 Months Ended
Dec. 31, 2021
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 12 – DEFERRED REVENUE

The details of deferred revenue are as follows:

	As of December 31,
	2021	2020
Advance from member services	$63,314	$231,182
Advance from enterprise services	116,093	19,127
Total	$179,407	$250,309